Employee Cost - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current liabilities	$ (34.1)	₨ (2,798.6)	₨ (3,237.4)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	49.7	4,087.4	3,827.5
Fair value of plan assets	47.0	3,858.5	3,357.1
Net liability	(2.7)	(228.9)	(470.4)
Non- current liabilities	$ (2.7)	₨ (228.9)	₨ (470.4)